September 12, 2014

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           Source ETF Trust:  Registration Statement on Form N-1A (File Nos. 333-196912 and 811-22977)

Ladies and Gentlemen:

On behalf of our client, Source ETF Trust (the “Registrant”), we are filing, pursuant to the Securities Act of 1933 (“1933 Act”), and under the Investment Company Act of 1940, Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A, together with exhibits thereto.  The purpose of Pre-Effective Amendment No. 1 is to respond to staff comments on the Registrant’s initial filing on Form N-1A, filed on June 19, 2014 (“Initial Filing”), to make other changes to the Prospectus and Statement of Additional Information for the Registrant’s EURO STOXX 50 ETF, which will be the sole series of the Registrant at the time of effectiveness of the registration statement, to provide all other exhibits not filed with the Initial Filing, and to include the Registrant’s audited financial statements and the auditor’s report thereon.

Please note that, in connection with the filing of Pre-Effective Amendment No. 1, the Registrant and its principal underwriter will be filing, pursuant to Rule 461 under the 1933 Act, a request for the acceleration of the effective date of the registration statement to September 15, 2014 or as soon thereafter as is reasonably practicable.

Thank you for your consideration of these filings.  Please contact me at (202) 373-6173 with your questions or comments.

Sincerely,

/s/ Christopher D. Menconi
Christopher D. Menconi